SHARE CAPITAL - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended				12 Months Ended
	Apr. 22, 2024	Apr. 19, 2024	Feb. 19, 2024	Jan. 19, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Apr. 16, 2024	Nov. 15, 2023	Aug. 03, 2023	Mar. 30, 2023	Jul. 31, 2020
Stok option, ordinary Shares					0	1,100	40,047
Ordinary shares exercise price					$ 0	$ 20.6	$ 65
Intrinsic value of options exercised					$ 0	$ 0
Unrecognized compensation					$ 214
Pre-funded warrant issued purchase of ordinary shares		262,114							183,596	128,715	51,631
Warrants exercise price		$ 0.0002		$ 0.0002					$ 0.0002	$ 0.0002	$ 0.0002
Stock option plans, weighted average period					1.66
Number of prefunded warrants	262,115		276,244
Conversion of prefunded warrants into ordinary shares	262,115		276,244
Issuance expenses	$ 218
Accrued interest of long term debt					$ 3,223
Accrued interest of long term debt, shares					587,500
Accrued interest of short term debt					$ 494
Accrued interest of short term debt, shares							116,598
Concurrent private placement of exercise price		$ 7.6							$ 10	$ 17	$ 33.2
January warrants [Member]
Pre-funded warrant issued purchase of ordinary shares				212,500
April Warrants [Member]
Pre-funded warrant issued purchase of ordinary shares								50,000
Warrants exercise price								$ 7.44
March Warrants [Member]
Pre-funded warrant issued purchase of ordinary shares				212,500								7,400
Warrants exercise price				$ 9
August Warrants [Member]
Pre-funded warrant issued purchase of ordinary shares		405,808
Concurrent private placement of exercise price		$ 7.6
Accredited Institutional Investor [Member]
Gross proceeds from registered direct offering		$ 2,900
Stok option, ordinary Shares		143,695		73,758
Pre-funded warrant issued purchase of ordinary shares		262,115		276,244
Warrants exercise price		$ 0.0002
Common Stock [Member]
Ordinary shares issued					405,810	374,241	66,317
Conversion of loans (Shares)					704,098	25,932	2,720
Maximum [Member]
Expiration period of shares						10 years